SCHEDULE OF CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt outstanding		¥ (1,030,850)	¥ (677,919)
Debt outstanding		15,257,106	8,797,321
Corporate Debt [Member]
Debt outstanding		340,000	500,000
Debt outstanding		(7,706)	(11,680)
Debt outstanding		(126,525)	(154,089)
Debt outstanding		205,769	334,231
Resona Bank [Member] | Corporate Debt [Member]
Principal Amount	[1],[2]	¥ 100,000
Issuance Date	[1],[2]	Jun. 26, 2017
Maturity Date	[1],[2]	Jun. 26, 2022
Annual Interest Rate	[1],[2]	0.40%
Debt outstanding	[1],[2]		10,000
Musashino Bank [Member] | Corporate Debt [Member]
Principal Amount	[1],[2]	¥ 100,000
Issuance Date	[1],[2]	Jul. 10, 2019
Maturity Date	[1],[2]	Jul. 10, 2024
Annual Interest Rate	[1],[2]	0.36%
Debt outstanding	[1],[2]	¥ 40,000	60,000
Kirayaka Bank [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 200,000
Issuance Date	[1],[2]	Sep. 10, 2019
Maturity Date	[1],[2]	Sep. 10, 2024
Annual Interest Rate	[2]	0.85%
Debt outstanding	[2]	¥ 80,000	120,000
Chiba Kogyo Bank [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 100,000
Issuance Date	[1],[2]	Mar. 27, 2020
Maturity Date	[1],[2]	Mar. 28, 2023
Annual Interest Rate	[2]	0.10%
Debt outstanding	[2]	¥ 20,000	60,000
Kagawa Bank [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 150,000
Issuance Date	[1],[2]	Oct. 29, 2021
Maturity Date	[1],[2]	Oct. 29, 2026
Annual Interest Rate	[2]	0.53%
Debt outstanding	[2]	¥ 120,000	150,000
Musashino Bank 2 [Member] | Corporate Debt [Member]
Principal Amount	[2]	¥ 100,000
Issuance Date	[1],[2]	Dec. 24, 2021
Maturity Date	[1],[2]	Dec. 24, 2026
Annual Interest Rate	[2]	0.36%
Debt outstanding	[2]	¥ 80,000	¥ 100,000

[1]	These debts are guaranteed by the Tokyo Credit Guarantee Association.
[2]	These debts are guaranteed by the respective bank.